In Process Research And Development And Deferred Tax Liability (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jan. 08, 2019
Goodwill In Process Research And Development [Abstract]
Deferred tax liability	$ 24,050	$ 21,604		$ 19,800
Income tax (expense)	2,297	740
Increase (Decrease) in deferred tax liability	$ 2,400	$ 1,400